Noncontrolling and Redeemable Noncontrolling Interests - Changes in Redeemable Noncontrolling Interests (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Beginning Balance	$ 36,973	$ 51,546	$ 62,886
Redemptions	(1,615)	(14,530)	(11,943)
Granted	0	0	0
Changes in redemption value	1,218	(3,163)	1,067
Currency translation adjustments	(878)	3	(464)
Other		3,117	0
Noncontrolling Interest, Increase from Other	0	3,117
Ending Balance	$ 35,698	$ 36,973	$ 51,546